Related Party Transactions - Amounts Due from (to) Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction
Amount due from related parties	$ 1,141	$ 571
Amount due to related parties	1,070	5,450
KOAS
Related Party Transaction
Amount due from related parties	466	24
Amount due to related parties	629	898
KNOT and affiliates
Related Party Transaction
Amount due from related parties	675	547
Amount due to related parties	$ 441	$ 4,552